Apr. 30, 2019

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Supplement dated April 3, 2020 to the current Prospectuses and Summary Prospectuses for each series of Goldman Sachs Variable Insurance Trust

(each, a “Fund”)

For purposes of this supplement, references to “the Fund” shall refer to, and be replaced by, “the Portfolio” or “an Underlying Fund” as such defined term may be used to refer to the Fund in a Prospectus or a Summary Prospectus.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety or adds, as applicable, the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.